UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS - 15G

ASSET BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Flagstar ABS, LLC
(Exact name of securitizer as specified in its charter)

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under Exchange Act (17 CFR 240.15 Ga-1) for the reporting period

January 1, 2014 to December 31, 2014
Date of Report (Date of earliest event reported): February 13, 2015
Commission File Number of securitizer: n/a
Central Index Key Number of securitizer: 0001550517

Bryan L. Marx (248) 312-2000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

☐	Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c) (1)

☐	Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c) (2) (i)

☒	Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c) (2) (ii)

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure
Pursuant to Rule 15Ga-1(c)(2)(ii), Flagstar ABS, LLC (the “Securitizer”) has indicated by check mark that the Securitizer has no activity to report for the annual period January 1, 2014 to December 31, 2014.

SIGNATURE
Pursuant to the requirements of the Securities Exchange Act of 1934, the Registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

FLAGSTAR ABS, LLC

Dated: February 13, 2015	By:	/s/ Bryan L. Marx
Bryan L. Marx
Senior Vice President and Chief Accounting Officer (Principal Accounting Officer)